REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Mar. 19, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions recognized
Amounts receivable		R$ 6,256,311	R$ 12,465,522
Liability for reimbursement			R$ 1,062,634
Fuel Consumption Account (CCC) Credits | Eletrobras Amazonas Distribuicao de Energia S.A.
Provisions recognized
Fuel Consumption Credits	R$ 1,591,670
Amount to be received	R$ 1,357,794